MAINSTAY FUNDS TRUST

51 Madison Avenue

New York, New York 10010

March 29, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay Funds Trust (the "Registrant")
Registration Numbers: 333-160918 and 811-22321

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the Registrant hereby certifies that the Prospectuses for the MainStay Cushing Funds as well as the Statement of Additional Information filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No.135 to the Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 139 under the Investment Company Act of 1940, that became effective on March 29, 2019.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 201-685-6221.

Very truly yours,

/s/ Thomas C. Humbert

Thomas C. Humbert
Assistant Secretary